OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2015
OTHER CURRENT LIABILITIES [Abstract]
Schedule of other current liabilities
	At December 31, 2014	At June 30, 2015
Payable for purchase of property, plant and equipment	$71,285	$54,382
Other payables	55,339	58,805
	$126,624	$113,187